January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Dynamic Equity Active ETF | BDYN | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
January 31, 2026
iShares Dynamic Equity Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 0.2%
MercadoLibre, Inc.(a)	1,887	$ 4,052,880
Canada — 0.9%
Cameco Corp.(b)	100,696	12,424,879
Suncor Energy, Inc.	189,653	10,030,154
		22,455,033
China — 0.9%
BYD Co. Ltd., ADR	456,867	5,651,445
Tencent Holdings Ltd., ADR	225,390	17,217,542
		22,868,987
Denmark — 0.5%
DSV A/S, ADR	81,210	11,379,145
France — 3.9%
Airbus SE, ADR	131,943	7,527,348
Cie de Saint-Gobain SA, ADR	598,190	11,826,216
EssilorLuxottica SA, ADR	121,906	18,623,884
Hermes International SCA, ADR	57,127	13,715,622
LVMH Moet Hennessy Louis Vuitton SE, ADR	72,551	9,379,393
Sanofi SA, ADR	213,576	10,046,615
Societe Generale SA, ADR	1,495,696	26,219,551
		97,338,629
Germany — 1.0%
adidas AG, ADR	12,487	1,103,226
Heidelberg Materials AG, ADR	99,823	5,481,281
SAP SE, ADR(b)	58,042	11,668,764
Siemens AG, ADR	51,569	7,803,421
		26,056,692
Italy — 2.6%
Intesa Sanpaolo SpA, ADR	796,216	33,711,786
Leonardo SpA, ADR	70,099	2,329,390
UniCredit SpA, ADR	633,998	27,458,453
		63,499,629
Japan — 1.3%
Advantest Corp., ADR	6,100	1,009,123
Aeon Ltd., ADR	20,151	278,285
Ajinomoto Co., Inc., ADR	12,181	276,996
Astellas Pharma, Inc., ADR	13,525	187,457
Bridgestone Corp., ADR	42,662	479,948
Canon, Inc., ADR	7,859	239,149
Central Japan Railway Co., ADR	30,944	428,265
Chugai Pharmaceutical Co. Ltd., ADR	2,462	70,290
Dai-ichi Life Holdings, Inc., ADR	16,532	289,806
Daiichi Sankyo Co. Ltd., ADR	6,561	119,410
Daikin Industries Ltd., ADR	18,906	226,305
Daiwa House Industry Co. Ltd., ADR	1,914	65,191
Denso Corp., ADR	15,210	209,898
Disco Corp., ADR	4,680	199,883
East Japan Railway Co., ADR	20,691	259,258
Ebara Corp., ADR	2,740	41,264
ENEOS Holdings, Inc., ADR	609	9,969
FANUC Corp., ADR	7,502	150,490
Fast Retailing Co. Ltd., ADR	18,366	699,745
FUJIFILM Holdings Corp., ADR	41,724	415,988
Fujikura Ltd., ADR	1,853	117,471
Fujitsu Ltd., ADR	19,072	529,248
Hitachi Ltd., ADR	34,751	1,207,597
Honda Motor Co. Ltd., ADR	807	24,476
Hoya Corp., ADR	1,296	217,611
Security	Shares	Value
Japan (continued)
IHI Corp., ADR	9,304	$ 215,295
Inpex Corp., ADR	7,365	165,050
ITOCHU Corp., ADR	49,938	640,205
Japan Tobacco, Inc., ADR	22,703	409,108
Kajima Corp., ADR	251	10,287
Kao Corp., ADR	6,978	55,405
Kawasaki Heavy Industries Ltd., ADR	733	24,570
KDDI Corp., ADR	21,666	364,205
Keyence Corp.	404	147,327
Kioxia Holdings Corp., ADR	3,305	454,173
Komatsu Ltd., ADR	150	5,751
Kubota Corp., ADR	1,618	124,271
Kyocera Corp., ADR	32,228	483,420
LY Corp., ADR	38,277	195,595
Marubeni Corp., ADR	1,065	352,728
Metaplanet, Inc., ADR	1,667	4,693
Mitsubishi Corp., ADR	19,908	530,548
Mitsubishi Electric Corp., ADR	8,921	557,116
Mitsubishi Heavy Industries Ltd., ADR	21,943	643,588
Mitsubishi UFJ Financial Group, Inc., ADR	77,215	1,393,731
Mitsui & Co. Ltd., ADR	982	644,064
Mitsui Fudosan Co. Ltd., ADR	5,350	183,826
Mizuho Financial Group, Inc., ADR	117,720	1,015,924
MonotaRO Co. Ltd., ADR	8,998	121,203
MS&AD Insurance Group Holdings, Inc., ADR	1,220	31,022
Murata Manufacturing Co. Ltd., ADR	59,656	603,122
NEC Corp., ADR	1,095	20,696
Nintendo Co. Ltd., ADR	24,378	375,421
Nippon Steel Corp., ADR	33,795	142,277
Nomura Holdings, Inc., ADR	59,174	524,873
Nomura Research Institute Ltd., ADR	7,935	241,700
NTT, Inc., ADR	23,392	587,233
Obic Co. Ltd., ADR	28,078	391,127
Oriental Land Co. Ltd., ADR	980	17,160
ORIX Corp., ADR	18,189	555,310
Otsuka Holdings Co. Ltd., ADR	8,453	253,336
Pan Pacific International Holdings Corp., ADR	531	6,266
Panasonic Holdings Corp., ADR	4,384	59,973
Recruit Holdings Co. Ltd., ADR	36,085	379,614
Renesas Electronics Corp., ADR	16,414	135,580
Resona Holdings, Inc., ADR	9,674	228,597
Secom Co. Ltd., ADR	14,018	127,984
Seven & i Holdings Co. Ltd., ADR	24,110	344,532
Shimano, Inc., ADR	19,265	218,658
Shin-Etsu Chemical Co. Ltd., ADR	29,647	487,693
SMC Corp., ADR	11,031	214,222
SoftBank Corp., ADR	14,926	201,800
SoftBank Group Corp., ADR	35,022	483,654
Sompo Holdings, Inc., ADR	19,492	335,184
Sony Financial Group, Inc., ADR(a)	15,070	74,898
Sony Group Corp., ADR	45,354	1,002,323
Sumitomo Corp., ADR	13,421	545,295
Sumitomo Electric Industries Ltd., ADR	8,328	364,267
Sumitomo Metal Mining Co. Ltd., ADR	27,173	386,128
Sumitomo Mitsui Financial Group, Inc., ADR	58,507	1,228,062
Sumitomo Mitsui Trust Group, Inc., ADR	9,682	66,709
Suntory Beverage & Food Ltd., ADR	3,685	58,094
Suzuki Motor Corp., ADR	852	46,766
Sysmex Corp., ADR	5,857	55,349
Takeda Pharmaceutical Co. Ltd., ADR	37,950	653,879
TDK Corp., ADR	14,533	186,022
Terumo Corp., ADR	36,490	476,924

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Dynamic Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokio Marine Holdings, Inc., ADR	14,088	$ 525,342
Tokyo Electron Ltd., ADR	2,377	316,093
Toyota Industries Corp., ADR	248	31,868
Toyota Motor Corp., ADR	7,424	1,684,209
Toyota Tsusho Corp., ADR	208	4,162
		31,168,630
Netherlands — 3.0%
Adyen NV, ADR(a)	438,332	6,474,164
ASML Holding NV, Registered Shares(c)	23,083	32,847,109
ING Groep NV, ADR	1,150,604	33,816,251
		73,137,524
Spain — 0.1%
CaixaBank SA, ADR	350,999	1,547,906
Industria de Diseno Textil SA, ADR	91,942	1,493,138
		3,041,044
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	59,021	19,509,982
United Arab Emirates — 0.0%
NMC Health PLC(a)(d)	504	—
United Kingdom — 3.0%
BAE Systems PLC, ADR	157,988	17,170,136
British American Tobacco PLC, ADR	190,959	11,587,392
Compass Group PLC, ADR	264,546	7,899,343
National Grid PLC, ADR	197,195	16,814,818
RELX PLC, ADR	221,886	7,943,519
Shell PLC, ADR	175,993	13,556,741
		74,971,949
United States — 69.5%
Abbott Laboratories	71,482	7,812,983
AbbVie, Inc.	55,976	12,483,208
Advanced Micro Devices, Inc.(a)	40,263	9,531,460
Alphabet, Inc., Class C	353,581	119,697,776
Amazon.com, Inc.(a)	336,450	80,512,485
American Express Co.	16,349	5,757,627
Amphenol Corp., Class A	21,338	3,074,379
Apollo Global Management, Inc.	79,420	10,685,167
Apple, Inc.	409,725	106,315,443
AppLovin Corp., Class A(a)	6,725	3,181,665
Arista Networks, Inc.(a)	19,101	2,707,376
AutoZone, Inc.(a)	299	1,107,583
Bank of America Corp.	609,879	32,445,563
Best Buy Co., Inc.	15,639	1,018,099
Boeing Co.(a)	112,255	26,236,239
Booking Holdings, Inc.	973	4,866,790
Boston Scientific Corp.(a)	139,035	13,003,943
Broadcom, Inc.	127,976	42,398,449
Burlington Stores, Inc.(a)	4,315	1,276,636
Capital One Financial Corp.	93,929	20,563,876
Chevron Corp.	36	6,368
Circle Internet Group, Inc., Class A(a)	3,321	212,311
Cisco Systems, Inc.	329,190	25,782,161
Citigroup, Inc.	201,447	23,309,432
Coinbase Global, Inc., Class A(a)	5,708	1,111,576
Costco Wholesale Corp.	32,482	30,541,200
CRH PLC	121,899	14,921,656
CSX Corp.	64,897	2,450,511
D.R. Horton, Inc.	61,708	9,184,619
Darden Restaurants, Inc.	5,954	1,186,930
Security	Shares	Value
United States (continued)
Datadog, Inc., Class A(a)	75,151	$ 9,718,527
Delta Air Lines, Inc.	330,052	21,747,126
Dick’s Sporting Goods, Inc.	5,821	1,175,842
Edwards Lifesciences Corp.(a)	64,786	5,270,989
Eli Lilly & Co.	43,280	44,887,852
EQT Corp.	180,710	10,432,388
Estee Lauder Cos., Inc., Class A	10,696	1,233,035
Exxon Mobil Corp.	176,479	24,954,131
Fifth Third Bancorp	165,111	8,291,874
Figma, Inc., Class A(a)	15,792	409,329
Freeport-McMoRan, Inc.	215,296	12,967,278
GE Vernova, Inc.	6,430	4,670,559
General Electric Co.	75,920	23,291,497
Goldman Sachs Group, Inc.	7,956	7,442,122
Hilton Worldwide Holdings, Inc.	26,355	7,867,231
Home Depot, Inc.	71,641	26,836,002
Intel Corp.(a)	143,297	6,659,012
Intuit, Inc.	27,402	13,671,406
Intuitive Surgical, Inc.(a)	25,035	12,623,148
Johnson & Johnson	92,897	21,110,843
JPMorgan Chase & Co.	96,984	29,666,436
Lam Research Corp.	54,531	12,730,807
Live Nation Entertainment, Inc.(a)(b)	68,893	10,020,487
Marsh & McLennan Cos., Inc.	72,724	13,685,929
Mastercard, Inc., Class A	29,330	15,802,711
McDonald’s Corp.	30,929	9,742,635
McKesson Corp.	22,681	18,852,674
Medtronic PLC	132,204	13,611,724
Merck & Co., Inc.	90,869	10,020,125
Meta Platforms, Inc., Class A	70,403	50,443,749
Micron Technology, Inc.	83,820	34,775,242
Microsoft Corp.	190,122	81,807,595
MongoDB, Inc., Class A(a)	33,209	12,331,498
Netflix, Inc.(a)	119,625	9,987,491
NextEra Energy, Inc.	234,800	20,638,920
NVIDIA Corp.	718,379	137,303,778
Oracle Corp.	20,165	3,318,756
Palantir Technologies, Inc., Class A(a)	67,151	9,843,665
Philip Morris International, Inc.	112,413	20,171,389
Progressive Corp.	79,743	16,586,544
RH(a)	5,741	1,141,483
Royal Caribbean Cruises Ltd.	3,812	1,237,566
ServiceTitan, Inc., Class A(a)	84,141	6,591,606
Starbucks Corp.	14,926	1,372,446
Stryker Corp.	60,887	22,501,400
Target Corp.	14,169	1,494,404
Tesla, Inc.(a)	81,398	35,034,513
Thermo Fisher Scientific, Inc.	30,608	17,710,095
TJX Cos., Inc.	151,204	22,651,871
Trane Technologies PLC	39,735	16,711,746
Uber Technologies, Inc.(a)	72,318	5,789,056
Ulta Beauty, Inc.(a)	2,253	1,458,502
Union Pacific Corp.	39,577	9,304,553
United Airlines Holdings, Inc.(a)	74,309	7,603,297
UnitedHealth Group, Inc.	24,529	7,038,106
Valero Energy Corp.	21,177	3,842,143
Vertex Pharmaceuticals, Inc.(a)	25,219	11,850,408
Vertiv Holdings Co., Class A	57,494	10,704,233
Vistra Corp.	65,579	10,384,435
Walmart, Inc.	281,649	33,555,662
Walt Disney Co.	198,949	22,441,447
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Dynamic Equity Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Wells Fargo & Co.	338,883	$ 30,665,523
Williams Cos., Inc.	304,229	20,462,442
Wynn Resorts Ltd.	20,544	2,207,453
		1,713,740,247
Total Common Stocks — 87.7% (Cost: $1,768,399,599)		2,163,220,371
Investment Companies
United States — 3.0%
iShares China Large-Cap ETF(b)(e)	167,394	6,630,476
iShares Core S&P Small-Cap ETF(e)	4,815	611,649
iShares MSCI China ETF(e)	22,494	1,403,626
KraneShares CSI China Internet ETF	99,582	3,523,211
SPDR Gold Shares(a)(f)	128,016	56,960,719
State Street SPDR S&P Homebuilders ETF(b)	4,809	521,296
State Street SPDR S&P Regional Banking ETF	41,163	2,832,426
Total Investment Companies — 3.0% (Cost: $55,270,932)		72,483,403
Total Long-Term Investments — 90.7% (Cost: $1,823,670,531)		2,235,703,774
Short-Term Securities
Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(g)(h)	25,022,688	25,035,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(g)	219,052,329	219,052,329
Total Short-Term Securities — 9.9% (Cost: $244,087,518)		244,087,529
Options Purchased — 0.8% (Cost: $16,704,654)		18,571,502
Total Investments Before Options Written — 101.4% (Cost: $2,084,462,703)		2,498,362,805
Options Written — (0.6)% (Premiums Received: $(11,155,846))		(13,994,362)
Total Investments, Net of Options Written — 100.8% (Cost: $2,073,306,857)		2,484,368,443
Liabilities in Excess of Other Assets — (0.8)%		(18,592,932)
Net Assets — 100.0%		$ 2,465,775,511

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	All or a portion of the security is held by a wholly-owned subsidiary.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at April 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 25,034,629 (a)	$ —	$ 561	$ 10	$ 25,035,200	25,022,688	$ 45,312 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	219,052,329 (a)	—	—	—	219,052,329	219,052,329	3,484,507	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	229,882,821	—	(229,882,821)(a)	—	—	—	—	5,389,302	—
iShares China Large-Cap ETF	2,765,955	7,802,838	(4,513,588)	38,992	536,279	6,630,476	167,394	106,485	—

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Dynamic Equity Active ETF

Affiliated Issuer	Value at April 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
iShares Core S&P Small-Cap ETF	$ 417,442	$ 94,286	$ (15,059)	$ (215)	$ 115,195	$ 611,649	4,815	$ 6,038	$ —
iShares MSCI China ETF	1,024,108	202,400	(32,689)	9,650	200,157	1,403,626	22,494	26,198	—
iShares Russell 2000 ETF(c)	—	16,797,985	(16,774,041)	(23,944)	—	—	—	—	—
				$ 25,044	$ 851,641	$ 252,733,280		$ 9,057,842	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	72	02/24/26	$ 3,662	$ 34,985
KOSPI 200 Index	16	03/12/26	2,144	467,537
Nikkei 225 Index	278	03/12/26	95,935	4,026,445
S&P/TSE 60 Index	4	03/19/26	1,089	1,642
E-mini Russell 2000 Index	188	03/20/26	24,671	458,324
Euro Stoxx 50 Index	96	03/20/26	6,772	196,777
Euro Stoxx Banks Index	514	03/20/26	8,391	474,121
S&P 500 E-Mini Index	146	03/20/26	50,850	73,005
				5,732,836
Short Contracts
Nikkei 225 Yen-Denominated	149	03/12/26	25,738	(51,510)
SPI 200 Index	4	03/19/26	615	(13,726)
NASDAQ 100 E-Mini Index	74	03/20/26	37,992	(368,137)
				(433,373)
				$ 5,299,463
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	54,238,159	USD	36,156,963	Royal Bank of Canada	03/18/26	$ 1,607,847
CAD	105,245,830	USD	76,528,018	Citibank N.A.	03/18/26	909,112
CAD	6,072,400	USD	4,457,736	JPMorgan Chase Bank N.A.	03/18/26	10,178
CAD	3,342,600	USD	2,448,574	Morgan Stanley & Co. International PLC	03/18/26	10,823
CAD	3,663,100	USD	2,647,743	Morgan Stanley & Co. International PLC	03/18/26	47,470
CHF	42,297,618	USD	53,347,630	Citibank N.A.	03/18/26	1,620,474
CHF	2,294,200	USD	2,899,895	UBS AG	03/18/26	81,545
DKK	8,755,676	USD	1,376,873	Royal Bank of Canada	03/18/26	16,292
EUR	233,602	USD	272,830	Barclays Bank PLC	03/18/26	4,631
EUR	258,840	USD	305,720	Deutsche Bank AG	03/18/26	1,718
EUR	243,262	USD	286,968	HSBC Bank PLC	03/18/26	1,967
EUR	15,157,277	USD	17,786,437	HSBC Bank PLC	03/18/26	216,661
EUR	198,971	USD	233,375	Morgan Stanley & Co. International PLC	03/18/26	2,954
GBP	9,021,811	USD	12,054,655	Citibank N.A.	03/18/26	289,673
GBP	1,786,300	USD	2,388,932	JPMorgan Chase Bank N.A.	03/18/26	55,219
ILS	10,427,500	USD	3,237,505	Goldman Sachs International	03/18/26	127,768
JPY	186,997,946	USD	1,204,773	Deutsche Bank AG	03/18/26	7,996
JPY	311,206,232	USD	1,997,598	Deutsche Bank AG	03/18/26	20,718
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Dynamic Equity Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	231,812,289	USD	1,472,339	Goldman Sachs International	03/18/26	$ 31,071
JPY	64,751,341	USD	417,264	HSBC Bank PLC	03/18/26	2,679
JPY	141,973,357	USD	899,289	HSBC Bank PLC	03/18/26	21,474
JPY	189,748,623	USD	1,218,512	HSBC Bank PLC	03/18/26	12,096
JPY	422,620,240	USD	2,684,790	HSBC Bank PLC	03/18/26	56,098
JPY	55,387,765	USD	358,865	JPMorgan Chase Bank N.A.	03/18/26	350
JPY	86,752,418	USD	556,620	JPMorgan Chase Bank N.A.	03/18/26	6,010
JPY	370,556,200	USD	2,378,778	JPMorgan Chase Bank N.A.	03/18/26	24,450
JPY	619,989,000	USD	3,997,380	JPMorgan Chase Bank N.A.	03/18/26	23,535
JPY	642,560,100	USD	4,081,725	JPMorgan Chase Bank N.A.	03/18/26	85,574
JPY	82,989,520	USD	534,825	UBS AG	03/18/26	3,400
JPY	19,404,570,488	USD	125,271,598	UBS AG	03/18/26	576,023
NOK	23,540,400	USD	2,324,357	Royal Bank of Canada	03/18/26	119,505
SEK	17,576,500	USD	1,925,454	Deutsche Bank AG	03/18/26	52,062
SEK	162,352,092	USD	17,563,583	Royal Bank of Canada	03/18/26	702,502
SGD	12,330,583	USD	9,604,896	Goldman Sachs International	03/18/26	117,157
USD	314,746	EUR	264,094	Citibank N.A.	03/18/26	1,068
USD	11,024,668	EUR	9,245,400	HSBC Bank PLC	03/18/26	43,419
USD	4,817,572	EUR	4,024,423	JPMorgan Chase Bank N.A.	03/18/26	37,552
USD	9,970,476	HKD	77,380,026	Goldman Sachs International	03/18/26	51,163
USD	2,133,687	HKD	16,588,600	Royal Bank of Canada	03/18/26	7,201
USD	2,020,336	JPY	311,504,400	Deutsche Bank AG	03/18/26	86
USD	378,128	JPY	58,145,203	HSBC Bank PLC	03/18/26	1,029
USD	725,638	JPY	111,350,918	JPMorgan Chase Bank N.A.	03/18/26	3,476
USD	752,277	JPY	115,951,949	JPMorgan Chase Bank N.A.	03/18/26	275
USD	1,622,223	JPY	247,181,780	UBS AG	03/18/26	19,134
USD	2,565,605	TWD	80,675,700	Citibank N.A.	03/18/26	16,961
USD	2,399,408	TWD	75,811,700	Goldman Sachs International	03/18/26	4,424
USD	14,489,787	TWD	449,651,418	Morgan Stanley & Co. International PLC	03/18/26	284,747
						7,337,567
AUD	3,548,048	USD	2,511,576	Morgan Stanley & Co. International PLC	03/18/26	(41,150)
EUR	3,122,028	USD	3,743,415	JPMorgan Chase Bank N.A.	03/18/26	(35,217)
EUR	272,565	USD	326,228	UBS AG	03/18/26	(2,488)
GBP	3,505,954	USD	4,825,952	JPMorgan Chase Bank N.A.	03/18/26	(28,839)
GBP	2,139,000	USD	2,931,867	UBS AG	03/18/26	(5,125)
JPY	96,920,962	USD	634,028	Barclays Bank PLC	03/18/26	(5,451)
JPY	123,225,768	USD	801,721	JPMorgan Chase Bank N.A.	03/18/26	(2,544)
JPY	135,809,989	USD	888,589	JPMorgan Chase Bank N.A.	03/18/26	(7,798)
USD	2,236,203	CAD	3,066,100	Deutsche Bank AG	03/18/26	(19,753)
USD	34,291	CNY	240,646	Barclays Bank PLC	03/18/26	(298)
USD	10,927,449	EUR	9,274,300	BNP Paribas SA	03/18/26	(88,127)
USD	4,249,280	EUR	3,600,300	Citibank N.A.	03/18/26	(26,986)
USD	247,295	EUR	210,176	HSBC Bank PLC	03/18/26	(2,343)
USD	10,820,985	EUR	9,236,400	HSBC Bank PLC	03/18/26	(149,575)
USD	5,287,783	EUR	4,480,600	JPMorgan Chase Bank N.A.	03/18/26	(34,062)
USD	10,773,358	EUR	9,268,600	JPMorgan Chase Bank N.A.	03/18/26	(235,447)
USD	10,824,928	EUR	9,263,100	JPMorgan Chase Bank N.A.	03/18/26	(177,345)
USD	4,010,001	GBP	2,996,200	JPMorgan Chase Bank N.A.	03/18/26	(89,628)
USD	2,599,933	GBP	1,926,600	UBS AG	03/18/26	(36,187)
USD	1,296,649	JPY	204,185,113	Barclays Bank PLC	03/18/26	(27,585)
USD	1,106,522	JPY	170,650,544	Deutsche Bank AG	03/18/26	(226)
USD	794,937	JPY	124,219,203	HSBC Bank PLC	03/18/26	(10,682)
USD	614,916	JPY	95,068,845	JPMorgan Chase Bank N.A.	03/18/26	(1,650)
USD	742,004	JPY	114,432,573	JPMorgan Chase Bank N.A.	03/18/26	(144)
USD	951,325	JPY	149,468,914	JPMorgan Chase Bank N.A.	03/18/26	(18,050)
USD	461,915	JPY	71,944,778	Natwest Markets PLC	03/18/26	(4,681)
USD	1,071,526	JPY	168,368,229	UBS AG	03/18/26	(20,420)
USD	110,179	KRW	160,716,110	Societe Generale	03/18/26	(768)
						(1,072,569)
						$ 6,264,998

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Dynamic Equity Active ETF

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class C	399	02/20/26	USD	340.00	USD	13,507	$ 501,742
Amazon.com, Inc.	499	02/20/26	USD	240.00	USD	11,941	536,425
Apple, Inc.	400	02/20/26	USD	290.00	USD	10,379	7,600
Citigroup, Inc.	668	02/20/26	USD	120.00	USD	7,729	92,852
Euro Stoxx Banks	289	02/20/26	EUR	280.00	EUR	0	67,657
Goldman Sachs Group, Inc.	69	02/20/26	USD	1,000.00	USD	6,454	29,325
JPMorgan Chase & Co.	266	02/20/26	USD	325.00	USD	8,137	27,265
Meta Platforms, Inc., Class A	140	02/20/26	USD	670.00	USD	10,031	746,200
Microsoft Corp.	220	02/20/26	USD	510.00	USD	9,466	10,450
SPDR Gold Shares(a)	1,111	02/20/26	USD	390.00	USD	49,434	6,536,330
Tesla, Inc.	180	02/20/26	USD	450.00	USD	7,747	182,250
Uber Technologies, Inc.	691	02/20/26	USD	95.00	USD	5,531	19,694
Valero Energy Corp.	270	02/20/26	USD	175.00	USD	4,899	257,850
Vertiv Holdings Co., Class A	337	02/20/26	USD	200.00	USD	6,274	267,915
Broadcom, Inc.	240	03/20/26	USD	430.00	USD	7,951	78,600
iShares MSCI Emerging Markets ETF	2,081	03/20/26	USD	60.00	USD	0	284,615
iShares MSCI Emerging Markets ETF	778	03/20/26	USD	61.00	USD	0	73,032
iShares Russell 2000 ETF	592	03/20/26	USD	275.00	USD	0	144,452
NVIDIA Corp.	349	03/20/26	USD	200.00	USD	6,670	315,845
NVIDIA Corp.	100	03/20/26	USD	210.00	USD	1,911	56,250
SPDR Gold Shares(a)	1,803	03/20/26	USD	440.00	USD	80,224	4,802,557
SPDR Gold Shares(a)	557	03/20/26	USD	465.00	USD	24,784	900,839
State Street SPDR S&P Regional Banking ETF	850	03/20/26	USD	70.00	USD	5,849	201,929
SPDR Gold Shares(a)	1,805	04/17/26	USD	520.00	USD	80,313	1,479,589
							17,621,263
Put
InvesCo QQQ Trust, Series 1	1,037	02/13/26	USD	607.00	USD	0	509,048
Datadog Inc., Class A	200	02/20/26	USD	120.00	USD	2,586	106,500
Datadog Inc., Class A	300	02/20/26	USD	130.00	USD	3,880	283,500
iShares Silver Trust	350	02/20/26	USD	60.00	USD	0	51,191
							950,239
							$ 18,571,502

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Broadcom, Inc.	64	02/20/26	USD	410.00	USD	2,120	$ (3,008)
Citigroup, Inc.	668	02/20/26	USD	130.00	USD	7,729	(11,356)
Euro Stoxx Banks	289	02/20/26	EUR	290.00	EUR	—	(20,554)
Micron Technology, Inc.	128	02/20/26	USD	380.00	USD	5,310	(628,160)
SPDR Gold Shares(a)	2,278	02/20/26	USD	420.00	USD	101,360	(7,794,664)
Uber Technologies, Inc.	1,382	02/20/26	USD	100.00	USD	11,063	(19,348)
Abbott Laboratories	78	03/20/26	USD	135.00	USD	853	(2,730)
AbbVie, Inc.	46	03/20/26	USD	240.00	USD	1,026	(14,352)
Alphabet, Inc., Class C	592	03/20/26	USD	380.00	USD	20,041	(287,120)
Amazon.com, Inc.	249	03/20/26	USD	270.00	USD	5,959	(94,620)
American Express Co.	13	03/20/26	USD	410.00	USD	458	(1,326)
Apollo Global Management, Inc.	74	03/20/26	USD	160.00	USD	996	(5,180)
Apple, Inc.	269	03/20/26	USD	285.00	USD	6,980	(43,443)
Bank of America Corp.	619	03/20/26	USD	57.50	USD	3,293	(25,379)
Boeing Co.	98	03/20/26	USD	280.00	USD	2,290	(7,056)
Boston Scientific Corp.	196	03/20/26	USD	100.00	USD	1,833	(37,730)
Broadcom, Inc.	98	03/20/26	USD	420.00	USD	3,247	(40,180)
Cameco Corp.	117	03/20/26	USD	145.00	USD	1,444	(47,092)
Capital One Financial Corp.	105	03/20/26	USD	270.00	USD	2,299	(5,513)
Cisco Systems, Inc.	256	03/20/26	USD	85.00	USD	2,005	(27,648)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Dynamic Equity Active ETF

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Citigroup, Inc.	216	03/20/26	USD	130.00	USD	2,499	$ (20,088)
D.R. Horton, Inc.	53	03/20/26	USD	185.00	USD	789	(2,915)
Delta Air Lines, Inc.	85	03/20/26	USD	80.00	USD	560	(3,698)
Eli Lilly & Co.	36	03/20/26	USD	1,200.00	USD	3,734	(48,690)
EQT Corp.	173	03/20/26	USD	60.00	USD	999	(41,606)
Freeport-McMoRan, Inc.	181	03/20/26	USD	70.00	USD	1,090	(29,684)
GE Aerospace	28	03/20/26	USD	370.00	USD	859	(1,260)
Goldman Sachs Group, Inc.	6	03/20/26	USD	1,080.00	USD	561	(1,893)
Hilton Worldwide Holdings, Inc.	27	03/20/26	USD	330.00	USD	806	(6,278)
Home Depot, Inc.	46	03/20/26	USD	420.00	USD	1,723	(6,808)
Intel Corp.	83	03/20/26	USD	60.00	USD	386	(7,429)
Intuit, Inc.	21	03/20/26	USD	630.00	USD	1,048	(6,090)
Intuitive Surgical, Inc.	24	03/20/26	USD	620.00	USD	1,210	(2,220)
iShares MSCI Emerging Markets ETF	2,081	03/20/26	USD	64.00	USD	—	(56,051)
iShares Russell 2000 ETF	592	03/20/26	USD	290.00	USD	—	(30,484)
JPMorgan Chase & Co.	89	03/20/26	USD	345.00	USD	2,722	(7,432)
Live Nation Entertainment, Inc.	71	03/20/26	USD	170.00	USD	1,033	(12,425)
Mastercard, Inc., Class A	35	03/20/26	USD	600.00	USD	1,886	(6,720)
Merck & Co., Inc.	78	03/20/26	USD	120.00	USD	860	(10,374)
Meta Platforms, Inc., Class A	49	03/20/26	USD	720.00	USD	3,511	(152,267)
Micron Technology, Inc.	64	03/20/26	USD	500.00	USD	2,655	(123,840)
Microsoft Corp.	167	03/20/26	USD	520.00	USD	7,186	(16,784)
MongoDB, Inc., Class A	17	03/20/26	USD	520.00	USD	631	(11,178)
Netflix, Inc.	67	03/20/26	USD	105.00	USD	559	(1,675)
NVIDIA Corp.	461	03/20/26	USD	230.00	USD	8,811	(89,895)
Palantir Technologies Inc, Class A	54	03/20/26	USD	220.00	USD	792	(3,753)
Progressive Corp.	72	03/20/26	USD	230.00	USD	1,498	(10,800)
Tesla, Inc.	64	03/20/26	USD	550.00	USD	2,755	(19,328)
Thermo Fisher Scientific, Inc.	20	03/20/26	USD	700.00	USD	1,157	(1,400)
Trane Technologies PLC	43	03/20/26	USD	440.00	USD	1,808	(34,830)
United Airlines Holdings, Inc.	100	03/20/26	USD	140.00	USD	1,023	(2,600)
UnitedHealth Group, Inc.	20	03/20/26	USD	390.00	USD	574	(860)
Walt Disney Co.	153	03/20/26	USD	125.00	USD	1,726	(22,109)
Wells Fargo & Co.	334	03/20/26	USD	100.00	USD	3,022	(19,038)
Williams Cos., Inc.	225	03/20/26	USD	70.00	USD	1,513	(36,000)
SPDR Gold Shares(a)	1,805	04/17/26	USD	545.00	USD	80,313	(1,016,521)
							(10,981,482)
Put
InvesCo QQQ Trust, Series 1	1,556	02/13/26	USD	580.00	USD	—	(227,214)
Alphabet, Inc., Class C	399	02/20/26	USD	290.00	USD	13,507	(46,284)
Amazon.com, Inc.	499	02/20/26	USD	205.00	USD	11,941	(71,606)
Apple, Inc.	400	02/20/26	USD	245.00	USD	10,379	(73,000)
Datadog Inc., Class A	300	02/20/26	USD	115.00	USD	3,880	(107,250)
GE Vernova, Inc.	82	02/20/26	USD	600.00	USD	5,956	(20,090)
Goldman Sachs Group, Inc.	69	02/20/26	USD	850.00	USD	6,454	(22,804)
iShares Silver Trust	350	02/20/26	USD	52.00	USD	—	(11,964)
Microsoft Corp.	220	02/20/26	USD	440.00	USD	9,466	(337,150)
Vertiv Holdings Co., Class A	337	02/20/26	USD	140.00	USD	6,274	(41,282)
Broadcom, Inc.	240	03/20/26	USD	310.00	USD	7,951	(383,400)
iShares MSCI Emerging Markets ETF	778	03/20/26	USD	56.00	USD	—	(47,924)
iShares Russell 2000 ETF	296	03/20/26	USD	250.00	USD	—	(133,593)
NVIDIA Corp.	499	03/20/26	USD	145.00	USD	9,537	(63,622)
NVIDIA Corp.	200	03/20/26	USD	150.00	USD	3,823	(33,000)
State Street SPDR S&P Regional Banking ETF	383	03/20/26	USD	60.00	USD	2,635	(19,830)
State Street SPDR S&P Regional Banking ETF	467	03/20/26	USD	63.00	USD	3,213	(42,099)
Datadog Inc., Class A	300	04/17/26	USD	105.00	USD	3,880	(125,250)
Alphabet, Inc., Class C	144	05/15/26	USD	260.00	USD	4,875	(48,240)
Amazon.com, Inc.	202	05/15/26	USD	185.00	USD	4,834	(58,984)
Broadcom, Inc.	139	05/15/26	USD	250.00	USD	4,605	(100,775)
NVIDIA Corp.	260	05/15/26	USD	140.00	USD	4,969	(68,900)
Tesla, Inc.	111	05/15/26	USD	330.00	USD	4,778	(91,852)

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Dynamic Equity Active ETF

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
SPDR S&P 500 ETF Trust	308	06/18/26	USD	625.00	USD	—	$ (316,470)
Broadcom, Inc.	129	09/18/26	USD	280.00	USD	4,274	(328,305)
NVIDIA Corp.	207	09/18/26	USD	150.00	USD	3,956	(191,992)
							(3,012,880)
							$ (13,994,362)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,163,220,371	$ —	$ —	$ 2,163,220,371
Investment Companies	72,483,403	—	—	72,483,403
Short-Term Securities
Money Market Funds	244,087,529	—	—	244,087,529
Options Purchased
Equity Contracts	18,571,502	—	—	18,571,502
	$ 2,498,362,805	$ —	$ —	$ 2,498,362,805
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,671,406	$ 4,061,430	$ —	$ 5,732,836
Foreign Currency Exchange Contracts	—	7,337,567	—	7,337,567
Liabilities
Equity Contracts	(14,427,735)	—	—	(14,427,735)
Foreign Currency Exchange Contracts	—	(1,072,569)	—	(1,072,569)
	$ (12,756,329)	$ 10,326,428	$ —	$ (2,429,901)

(a)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Dynamic Equity Active ETF

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
KOSPI	Korea Composite Stock Price Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SPDR	Standard & Poor’s Depository Receipt